Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 181,485	€ 181,234
Goodwill	69,323	69,323
Property, plant and equipment	46,801	40,564
Right-of-use assets	121,731	118,775
Deferred income tax assets	17,297	17,070
Other non-current assets	15,265	15,742
Non-current assets	451,902	442,708
Current assets
Inventories	109,094	92,335
Trade receivables	48,868	39,781
Other current assets	30,467	41,706
Cash and bank balances	91,897	88,981
Current assets	280,326	262,803
Total assets	732,228	705,511
Non-current liabilities
Non-current borrowings	18,115	11,212
Non-current lease liabilities	105,986	102,987
Non-current provisions	4,111	4,166
Employee benefits	15,128	18,464
Deferred income tax liabilities	54,660	54,179
Other non-current liabilities	690	1,080
Non-current liabilities	198,690	192,088
Current liabilities
Trade payables	73,114	58,151
Bank overdrafts	148	14
Current borrowings	15,370	55,559
Current lease liabilities	34,605	37,072
Current provisions	3,014	3,141
Other current liabilities	106,481	68,660
Current liabilities	232,732	222,597
Total liabilities	431,422	414,685
Net assets	300,806	290,826
Equity attributable to owners of the Company
Share capital		339,259
Treasury shares	(25,023)	(3)
Other reserves	762,961	149,460
Accumulated losses	(442,618)	(224,328)
Equity attributable to owners of the Company	295,320	264,388
Non- controlling interests	5,486	26,438
Total equity	€ 300,806	€ 290,826